[ on Company letterhead]

September 1, 2011

Securities and Exchange Commission
100 F Street, N. W.
Washington, D.C. 20549

Re:   WRL Series Life Corporate Account (File No. 333-57681)

Dear Commissioners:

On behalf of WRL Series Life Corporate Account ("separate account") of Western Reserve Life Assurance Co. of Ohio, incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2)
American Funds Insurance Series – AFIS Growth Fund (Class 2)
American Funds Insurance Series – AFIS International Fund (Class 2)
American Funds Insurance Series – AFIS New World Fund (Class 2)
DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio
DWS Investments VIT Funds – DWS Equity 500 Index VIP (Class A)
DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A)
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Money Market Portfolio (Initial Class)
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund
Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class I)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Capital Appreciation Fund (Series I Shares)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Capital Development Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Dividend Growth Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco Van Kampen V.I. Mid Cap Value Portfolio (Series I Shares)
Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Worldwide Portfolio (Institutional Shares)
PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Short-Term Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio (Institutional Class)
Royce Capital Fund – Royce Micro-Cap Portfolio
Royce Capital Fund – Royce Small-Cap Portfolio
Rydex Variable Trust – NASDAQ®-100 Fund
Rydex Variable Trust – Nova Fund
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio
T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust – Third Avenue Value Portfolio
The Universal Institutional Funds, Inc. –UIF Emerging Markets Debt Portfolio (Class I)
The Universal Institutional Funds, Inc. –UIF Emerging Markets Equity Portfolio (Class I)
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio

Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio

These Semi-Annual Reports are for the period ending June 30, 2011 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-6824.

Very truly yours,

/s/  Matt Monson
Vice President

Document 1.  The Semi-Annual Report of American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2), dated June 30, 2011, that was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03857).

Document 2.  The Semi-Annual Report of American Funds Insurance Series – AFIS Growth Fund (Class 2), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03857).

Document 3.  The Semi-Annual Report of American Funds Insurance Series – AFIS International Fund (Class 2), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03857).

Document 4.  The Semi-Annual Report of American Funds Insurance Series – AFIS New World Fund (Class 2), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03857).

Document 5.  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio, dated April 30, 2011, was filed with the Securities and Exchange Commission on June 29, 2011 (File No. 811-03258).

Document 6.  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio, dated April 30, 2011, was filed with the Securities and Exchange Commission on June 29, 2011 (File No. 811-03258).

Document 7.  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio, dated April 30, 2011, was filed with the Securities and Exchange Commission on June 29, 2011 (File No. 811-03258).

Document 8.  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio, dated April 30, 2011, was filed with the Securities and Exchange Commission on June 29, 2011 (File No. 811-03258).

Document 9.  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio, dated April 30, 2011, was filed with the Securities and Exchange Commission on June 29, 2011 (File No. 811-03258).

Document 10.  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio, dated April 30, 2011, was filed with the Securities and Exchange Commission on June 29, 2011 (File No. 811-03258).

Document 11.  The Semi-Annual Report of DWS Investments VIT Funds – DWS Equity 500 Index VIP (Class A), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07507).

Document 12.  The Semi-Annual Report of DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07507).

Document 13.  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 14.  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 15.  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 16.  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Opportunities Portfolio (Initial Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 17.  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 18.  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Money Market Portfolio (Initial Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 19.  The Semi-Annual Report of First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund, dated February 25, 2011, was filed with the Securities and Exchange Commission on August 17, 2011 (File No. 811-09092).

Document 20.  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-21987).

Document 21.  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-21987).

Document 22.  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1), dated June 30, 2011, was filed with the Securities and Exchange Commission on September 1, 2011 (File No. 811-21987).

Document 23.  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class 1), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-21987).

Document 24.  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-21987).

Document 25.  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Capital Appreciation Fund (Series I Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07452).

Document 26.  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Capital Development Fund (Series I Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07452).

Document 27.  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Dividend Growth Fund (Series I Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07452).

Document 28  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07452).

Document 29.  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07452).

Document 30.  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07452).

Document 31.  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco Van Kampen V.I. Mid Cap Value Portfolio (Series I Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07452).

Document 32.  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 29, 2011 (File No. 811-07736).

Document 33.  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 29, 2011 (File No. 811-07736).

Document 34.  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 29, 2011 (File No. 811-07736).

Document 35.  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 29, 2011 (File No. 811-07736).

Document 36.  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 29, 2011 (File No. 811-07736).

Document 37.  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 29, 2011 (File No. 811-07736).

Document 38.  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Worldwide Portfolio (Institutional Shares), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 29, 2011 (File No. 811-07736).

Document 39.  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Administrative Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-08399).

Document 40.  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Institutional Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-08399).

Document 41.  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio (Institutional Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-08399).

Document 42.  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio (Institutional Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-08399).

Document 43.  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio (Institutional Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-08399).

Document 44.  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Short-Term Portfolio (Institutional Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-08399).

Document 45.  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio Institutional Class), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-08399).

Document 46.  The Semi-Annual Report of Royce Capital Fund – Royce Micro-Cap Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 24, 2011 (File No. 811-07537).

Document 47. The Semi-Annual Report of Royce Capital Fund – Royce Small-Cap Portfolio, dated June 30, 2011, that was filed with the Securities and Exchange Commission on August 24, 2011 (File No. 811-07537).

Document 48.  The Semi-Annual Report of Rydex Variable Trust – NASDAQ®-100 Fund, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 29, 2011 (File No. 811-08821).

Document 49. The Semi-Annual Report of Rydex Variable Trust – Nova Fund, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 29, 2011 (File No. 811-08821).

Document 50. The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07143).

Document 51. The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07143).

Document 52.   The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07143).

Document 53.  The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07143).

Document 54.  The Semi-Annual Report of T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07153).

Document 55.  The Semi-Annual Report of T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07145).

Document 56.  The Semi-Annual Report of Third Avenue Variable Series Trust – Third Avenue Value Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 24, 2011 (File No. 811-09395).

Document 57.  The Semi-Annual Report of The Universal Institutional Funds, Inc. –  UIF Emerging Markets Debt Portfolio (Class I), dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07607).

Document 58.  The Semi-Annual Report of The Universal Institutional Funds, Inc. – UIF Emerging Markets Equity Portfolio (Class I), dated June 30, 2011, that was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-07607).

Document 59.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 60.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 61.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 62.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 63.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 64.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 65.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 66.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 67.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 68.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 69.  The Semi-Annual Report Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 70.  The Semi-Annual Report of Vanguard Variable Insurance Fund – Vanguard VIF Short-Term Investment-Grade Portfolio, dated June 30, 2011, that was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 71.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 72.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).

Document 73.  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio, dated June 30, 2011, was filed with the Securities and Exchange Commission on August 26, 2011 (File No. 811-05962).